Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38878
Entity Registrant Name	So-Young International Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Tower E, Ronsin Technology Center
Entity Address, Address Line Two	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100012
Entity Address, Country	CN
Title of 12(b) Security	Class A ordinary shares
Trading Symbol	SY
Security Exchange Name	NASDAQ
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001758530
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424
Auditor Location	Beijing, the People’s Republic of China
Business Contact [Member]
Document Information
Contact Personnel Name	Hui Zhao
Entity Address, Address Line One	Tower E, Ronsin Technology Center
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100012
Entity Address, Country	CN
City Area Code	+86 (10)
Local Phone Number	8790-2012
Contact Personnel Email Address	ir@soyoung.com
Ordinary shares
Document Information
Entity Common Stock, Shares Outstanding	75,422,436
Class A Ordinary Shares
Document Information
Entity Common Stock, Shares Outstanding	63,422,436
Class B Ordinary shares
Document Information
Entity Common Stock, Shares Outstanding	12,000,000